Disclosures about major customers and credit risk	12 Months Ended
Dec. 31, 2025
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Disclosure of revenue [text block]	D.34. Revenue from contracts with customers
D.34.1. Analysis of net sales
The table below sets forth Sanofi’s net sales for the years ended December 31, 2025, 2024 and 2023:

(€ million)		Europe	United States	Other countries	2025	Europe	United States	Other countries	2024	Europe	United States	Other countries	2023(a)
Total Group		9,169	22,176	12,281	43,626	9,027	19,986	12,068	41,081	8,816	17,262	11,739	37,817
Immunology
of which	Dupixent	1,957	11,538	2,219	15,714	1,618	9,544	1,910	13,072	1,224	8,145	1,346	10,715
Rare diseases
of which	ALTUVIIIO	—	979	181	1,160	—	617	65	682	—	155	4	159
	Nexviazyme	279	393	118	790	201	361	105	667	100	272	53	425
	Cablivi	107	143	21	271	93	136	20	249	98	112	17	227
	Xenpozyme	89	95	44	228	46	81	24	151	31	52	8	91
Neurology
of which	Aubagio	67	135	36	238	152	187	40	379	437	460	58	955
Oncology
of which	Sarclisa	174	244	170	588	134	200	137	471	111	165	105	381
Other medicines
of which	Rezurock	18	425	47	490	28	425	17	470	5	303	2	310
	Tzield	2	59	2	63	1	52	1	54	—	25	—	25
Industrial sales		472	1	10	483	520	1	2	523	528	4	19	551
Vaccines
of which	COVID-19 and Influenza vaccines	556	1,328	430	2,314	640	1,433	482	2,555	919	1,406	570	2,895
	Polio/Pertussis/ Hib Vaccines	450	632	1,472	2,554	497	679	1,565	2,741	477	721	1,568	2,766
	RSV vaccines (Beyfortus)	601	723	457	1,781	440	1,068	178	1,686	140	407	—	547
	Meningitis, travel and endemics vaccines	212	720	355	1,287	204	736	376	1,316	157	730	379	1,266
Of which total launches		1,306	3,361	1,054	5,721	943	2,940	547	4,430	711	1,491	189	2,391
(a) 2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).
D.34.2. Other revenues

(€ million)	2025	2024	2023(a)
VaxServe sales of non-Sanofi products	1,780	1,959	2,167
COVID-19 vaccine related revenues	—	—	509
Sales to Opella(b)	120	163	188
Royalties	146	121	107
Other(c)	557	623	534
Total Biopharma – Other revenues	2,603	2,866	3,505
Sales/revenues from Opella products(d)	487	339	296
Total Other revenues	3,090	3,205	3,801
(a) 2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).
(b)Revenues generated from the manufacture of Consumer Healthcare products on behalf of Opella entities. Until April 30, 2025, Opella entities were within the scope of discontinued operations (see Note D.1). With effect from May 1, 2025, Opella entities are treated as related parties in accordance with IAS 24 (see Note D.6.).
(c)This line mainly includes revenues received under agreements for Sanofi to provide manufacturing services to third parties.
(d)Consumer Healthcare activities not transferred on the effective date of loss of control of Opella. These are primarily (i) hospital sales of Opella products in China, the transfer of which will be finalized no earlier than 2028; (ii) sales made by the dedicated entity Opella Russie, of which Sanofi continues to hold the capital (Sanofi is continuing to distribute Opella products in Russian territory under a distribution agreement signed in connection with the separation, the parties reserving the right to discuss the transfer of that entity during the term of the distribution agreement); and (iii) sales of the Gold
Bond product range, which are continuing in the US through the retained subsidiary Gold Bond LLC (holder of the associated worldwide property rights).

Disclosure of disaggregation of revenue from contracts with customers [text block]	The table below sets forth Sanofi’s net sales for the years ended December 31, 2025, 2024 and 2023:

(€ million)		Europe	United States	Other countries	2025	Europe	United States	Other countries	2024	Europe	United States	Other countries	2023(a)
Total Group		9,169	22,176	12,281	43,626	9,027	19,986	12,068	41,081	8,816	17,262	11,739	37,817
Immunology
of which	Dupixent	1,957	11,538	2,219	15,714	1,618	9,544	1,910	13,072	1,224	8,145	1,346	10,715
Rare diseases
of which	ALTUVIIIO	—	979	181	1,160	—	617	65	682	—	155	4	159
	Nexviazyme	279	393	118	790	201	361	105	667	100	272	53	425
	Cablivi	107	143	21	271	93	136	20	249	98	112	17	227
	Xenpozyme	89	95	44	228	46	81	24	151	31	52	8	91
Neurology
of which	Aubagio	67	135	36	238	152	187	40	379	437	460	58	955
Oncology
of which	Sarclisa	174	244	170	588	134	200	137	471	111	165	105	381
Other medicines
of which	Rezurock	18	425	47	490	28	425	17	470	5	303	2	310
	Tzield	2	59	2	63	1	52	1	54	—	25	—	25
Industrial sales		472	1	10	483	520	1	2	523	528	4	19	551
Vaccines
of which	COVID-19 and Influenza vaccines	556	1,328	430	2,314	640	1,433	482	2,555	919	1,406	570	2,895
	Polio/Pertussis/ Hib Vaccines	450	632	1,472	2,554	497	679	1,565	2,741	477	721	1,568	2,766
	RSV vaccines (Beyfortus)	601	723	457	1,781	440	1,068	178	1,686	140	407	—	547
	Meningitis, travel and endemics vaccines	212	720	355	1,287	204	736	376	1,316	157	730	379	1,266
Of which total launches		1,306	3,361	1,054	5,721	943	2,940	547	4,430	711	1,491	189	2,391
(a) 2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).